Supplementary Financial Statement Information (Details) - Schedule of computation basic and diluted net earnings per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Basic earnings per share – net income attributable to equity holders of the Company (in Dollars)	$ 54,585	$ 46,776	$ 38,820
Diluted earnings per share – net income attributable to equity holders of the Company (in Dollars)	$ 53,974	$ 45,969	$ 37,457
Denominator:
Basic earnings per share – weighted average shares outstanding	15,290	15,286	15,190
Effect of dilutive securities	114	6	151
Diluted earnings per share – adjusted weighted average shares outstanding	15,404	15,292	15,341
Basic net earnings per share (in Dollars per share)	$ 3.57	$ 3.05	$ 2.56
Diluted net earnings per share (in Dollars per share)	$ 3.5	$ 3.01	$ 2.44